Subsequent Events (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands					6 Months Ended
	Sep. 30, 2024	May 31, 2024	Mar. 31, 2024	Mar. 29, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent event
Short-term loan					¥ 500,000	¥ 400,000
Short-term loan refinanced				¥ 200,000
Interest rate				1.20%
Exercise price of stock options					¥ 943	¥ 867	¥ 865	¥ 857
Number of shares exercised					55,850
Amount received for the shares exercised					¥ 8,101
Subsequent Event
Subsequent event
Short-term loan	¥ 300,000			¥ 200,000
Short-term loan refinanced	¥ 300,000	¥ 200,000		¥ 300,000
Interest rate		1.475%
Subsequent Event | Employee Stock Option | Employees
Subsequent event
Number of shares exercised	103,600		55,850
Amount received for the shares exercised	¥ 13,261		¥ 8,101
Subsequent Event | Fifth series of stock options | Employees
Subsequent event
Exercise price of stock options			¥ 400
Subsequent Event | Ninth series of stock options | Employees
Subsequent event
Exercise price of stock options	¥ 128		¥ 128
Subsequent Event | TIBOR
Subsequent event
Interest rate	1.20%			1.20%